Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment, net

	2019		2018

Acquisition cost	Ps.	305,874	123,249
Accumulated depreciation		(98,524)	(80,277)

	Ps.	207,350	42,972

Acquisition cost:	January 1, 2018		Additions	Disposals	December 31, 2018

Molds	Ps.	29,155	8,360	-	37,515
Vehicles		40,349	306	(39,053)	1,602
Computers and equipment		47,628	12,042	(30)	59,640
Leasehold improvements		23,932	560	-	24,492

	Ps.	141,064	21,268	(39,083)	123,249

Accumulated depreciation:	January 1, 2018		Depreciation expense	Eliminated on disposals	December 31, 2018

Molds	Ps.	(21,119)	(1,844)	-	(22,963)
Vehicles		(21,214)	(3,162)	22,930	(1,446)
Computers and equipment		(26,499)	(10,014)	13	(36,500)
Leasehold improvements		(15,070)	(4,298)	-	(19,368)

	Ps.	(83,902)	(19,318)	22,943	(80,277)

Acquisition cost:	December 31, 2018		Additions	Disposals	December 31, 2019

Land	Ps.	-	47,124	-	47,124
Molds		37,515	3,754	-	41,269
Vehicles		1,602	-	-	1,602
Computers and equipment		59,640	7,183	-	66,823
Leasehold improvements		24,492	5,390	-	29,882
Construction in progress		-	119,174	-	119,174

	Ps.	123,249	182,625	-	305,874

Accumulated depreciation:	December 31, 2018		Depreciation expense	Eliminated on disposals	December 31, 2019

Molds	Ps.	(22,963)	(2,685)	-	(25,648)
Vehicles		(1,446)	(59)	-	(1,505)
Computers and equipment		(36,500)	(11,503)	-	(48,003)
Leasehold improvements		(19,368)	(4,000)	-	(23,368)

	Ps.	(80,277)	(18,247)	-	(98,524)